Investment securities - Hedge Funds and Private Equity Funds (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Equity securities and Other long-term investments
Fair value	$ 430.4	$ 299.2	$ 123.0
Other long-term investments
Equity securities and Other long-term investments
Largest investment in single fund	51.3	31.4	24.2
Fair value	349.0	269.5
Other long-term investments | Hedge funds and Private equity funds
Equity securities and Other long-term investments
Fair value	281.5	205.3
Unfunded Commitments	$ 83.5	$ 92.1	106.6
Other long-term investments | Hedge funds
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | item	8	7
Fair value	$ 101.3	$ 60.2
Unfunded Commitments	0.0	0.0
Other long-term investments | Long/short multi-sector
Equity securities and Other long-term investments
Fair value	47.4	31.5
Other long-term investments | Distressed mortgage credit
Equity securities and Other long-term investments
Fair value	51.3	25.5
Other long-term investments | Other
Equity securities and Other long-term investments
Fair value	$ 2.6	$ 3.2
Other long-term investments | Private equity securities
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | item	27	28
Fair value	$ 180.2	$ 145.1
Unfunded Commitments	83.5	92.1	106.6
Other long-term investments | Energy infrastructure & services
Equity securities and Other long-term investments
Fair value	95.5	73.5
Unfunded Commitments	61.9	56.4	60.0
Other long-term investments | Multi-sector
Equity securities and Other long-term investments
Fair value	8.7	9.5
Unfunded Commitments	0.7	1.0	1.5
Other long-term investments | Healthcare
Equity securities and Other long-term investments
Fair value	32.8	23.4
Unfunded Commitments	16.3	28.6	24.4
Other long-term investments | Life settlement
Equity securities and Other long-term investments
Fair value	23.3	21.5
Other long-term investments | Manufacturing/Industrial
Equity securities and Other long-term investments
Fair value	18.5	15.9
Unfunded Commitments	3.5	5.1	19.6
Other long-term investments | Private equity secondaries
Equity securities and Other long-term investments
Fair value	1.1	1.1
Unfunded Commitments	1.1	1.0	$ 1.1
Other long-term investments | Real estate
Equity securities and Other long-term investments
Fair value	$ 0.3	$ 0.2